Restructuring	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring
5.
Restructuring

In December 2023, our management approved a new global restructuring program (the “2023 Restructuring Plan”) intended to optimize our cost base and drive greater efficiencies throughout the company. The 2023 Restructuring Plan is expected to result in total pre-tax restructuring charges of approximately $100 million. The pre-tax restructuring charges consist of employee termination benefits, and other charges, such as consulting fees. The expenses incurred under our 2023 Restructuring Plan are reported in our “Restructuring and other cost reduction initiatives” financial statement line item. The following table summarizes the liabilities recognized related to the 2023 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$-	$-	$-	$-
Additions	9.2	-	3.6	12.8
Cash payments	-	-	(1.0)	(1.0)
Non-cash activity	-	-	2.4	2.4
Balance, December 31, 2023	9.2	-	5.0	14.2

Expense incurred since the start of the 2023 Restructuring Plan	$9.2	$-	$3.6	$12.8

Expense estimated to be recognized for the 2023 Restructuring Plan	$85.0	$-	$15.0	$100.0

In December 2021, our management approved a new global restructuring program (the “2021 Restructuring Plan”) intended to further reduce costs and to reorganize our global operations in preparation for the spinoff of ZimVie. The 2021 Restructuring Plan is expected to result in total pre-tax restructuring charges of approximately $180 million. The pre-tax restructuring charges consist of employee termination benefits; contract terminations for sales agents; and other charges, such as consulting fees and project management expenses. The expenses incurred under our 2021 Restructuring Plan are reported in our “Restructuring and other cost reduction initiatives” financial statement line item. The following table summarizes the liabilities recognized related to the 2021 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2020	$-	$-	$-	$-
Additions	19.5	2.3	10.3	32.1
Cash payments	-	-	-	-
Foreign currency exchange rate changes	-	-	-	-
Balance, December 31, 2021	19.5	2.3	10.3	32.1
Additions	33.6	49.5	16.6	99.7
Cash payments	(43.4)	(27.8)	(23.9)	(95.1)
Foreign currency exchange rate changes	0.8	1.0	0.1	1.9
Balance, December 31, 2022	10.5	25.0	3.1	38.6
Additions	6.0	22.0	9.3	37.3
Cash payments	(12.5)	(30.2)	(9.6)	(52.3)
Foreign currency exchange rate changes	0.2	0.8	0.1	1.1
Balance, December 31, 2023	$4.2	$17.6	$2.9	$24.7

Expense incurred since the start of the 2021 Restructuring Plan	$59.1	$73.8	$36.2	$169.1

Expense estimated to be recognized for the 2021 Restructuring Plan	$60.0	$80.0	$40.0	$180.0

In December 2019, our Board of Directors approved, and we initiated, a new global restructuring program (the “2019 Restructuring Plan”) with an objective of reducing costs to allow us to further invest in higher priority growth opportunities. The 2019 Restructuring Plan is expected to result in total pre-tax restructuring charges of approximately $370 million. The pre-tax restructuring charges consist of employee termination benefits; contract terminations for facilities and sales agents; and other charges, such as consulting fees, project management and relocation costs, including costs to close a manufacturing facility.

The following table summarizes the location on our consolidated statement of earnings and type of cost for our 2019 Restructuring Plan (in millions):

	Year Ended December 31, 2023
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$8.2	$8.2
Restructuring and other cost reduction initiatives	17.4	-	15.9	33.3
	$17.4	$-	$24.1	$41.5

In the years ended December 31, 2022 and 2021, all expenses related to the 2019 Restructuring Plan were recognized in “Restructuring and other cost reduction initiatives”.

The following table summarizes the liabilities recognized related to the 2019 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2020	$37.8	$10.9	$15.1	$63.8
Additions	7.3	18.5	49.2	75.0
Cash payments	(28.7)	(12.9)	(64.2)	(105.8)
Foreign currency exchange rate changes	(1.6)	-	(0.1)	(1.7)
Balance, December 31, 2021	14.8	16.5	-	31.3
Additions	29.1	0.7	40.1	69.9
Cash payments	(13.4)	(7.3)	(33.3)	(54.0)
Foreign currency exchange rate changes	(1.6)	(0.9)	(0.4)	(2.9)
Balance, December 31, 2022	28.9	9.0	6.4	$44.3
Additions	17.4	-	24.1	41.5
Cash payments	(2.1)	(3.4)	(27.7)	(33.2)
Foreign currency exchange rate changes	(0.4)	-	0.1	(0.3)
Balance, December 31, 2023	$43.8	$5.6	$2.9	$52.3

Expense incurred since the start of the 2019 Restructuring Plan	$125.7	$35.0	$158.7	$319.4

Expense estimated to be recognized for the 2019 Restructuring Plan	$155.0	$35.0	$180.0	$370.0

We do not include restructuring charges in the operating profit of our reportable segments. We report the expenses for other cost reduction and optimization initiatives in our “Restructuring and other cost reduction initiatives” financial statement line item because these activities also have the goal of reducing costs across the organization. However, since the cost reduction initiative expenses are not considered restructuring, they have been excluded from the amounts presented in this note.